Prepayment for land use right - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payments to Acquire Property, Plant, and Equipment [Abstract]
Prepayment for land use right	$ 168,244	$ 0